Series B 5 convertible preferred stock (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2019	Nov. 12, 2018	Oct. 12, 2018	Oct. 09, 2018	Oct. 05, 2018	Sep. 06, 2017	May 10, 2019	Jun. 28, 2018	Mar. 30, 2015	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Proceeds from issuance of shares												$ 1,116,000
Proceeds from warrant exercises												$ 1,253,000
Conversion of preferred stock to common stock description												the two preferred stockholders converted 3,891 shares of Series B preferred stock into 39.2 million shares of common stock
Conversion of Series B Convertible Preferred stock to Common stock, reversed												$ 3,068,000
Amount of series B preferred stock dividends paid											$ 17,000
5% accrued dividend												42,000
5% accrued dividend												$ 25,000
Beginning balance, Shares
Proceeds from warrant exercises												$ 2,731,000
Preferred stock, shares outstanding (in shares)											0	0	0
Preferred Stock Warrants [Member]
Proceeds from warrant exercises										$ 1,000,000
Treasury Stock [Member]
Beginning balance, Shares											228,218	228,218		262,080
Accumulated Deficit [Member]
Beginning balance, Shares
Additional Paid-in Capital [Member]
Beginning balance, Shares
Common Stock B [Member]
Beginning balance, Shares											909,090	909,090
Common Stock A [Member]
Beginning balance, Shares											202,631,923	202,631,923	163,103,927	135,274,421
Series B [Member]
Proceeds from warrant exercises					$ 2,700,000
Stock issued during period, shares
Series B Preferred Stock [Member]
Conversion of Series B Convertible Preferred stock to Common stock, reversed												$ 294,000
Amount of series B preferred stock dividends paid											$ 17,000
5% accrued dividend												25,000
Number of warrants exercised					2,780
Proceeds from warrant exercises		$ 245,625	$ 300,000	$ 500,000	$ 2,730,000
Stock issued during period, shares			750	1,250	2,780
Stock issued during period, value			$ 400,000	$ 700,000
Beneficial conversion feature			$ 700,000	$ 1,200,000
Stock issuance cost												$ 41,000
Preferred stock, shares outstanding (in shares)											1,027	1,027	0
Change in fair value of preferred stock liabilities												$ 357,000
Loss due to change in fair value of preferred stock												$ 63,000
Common Class A [Member]
Beginning balance, Shares											187,575,318	187,575,318	163,103,927
Securities Purchase Agreement [Member] | Series B [Member]
Purchase of warrants													7,720
Series 3 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of the preferred stock description					Series 3 warrant, which entitles the holder thereof to purchase 1.50 shares of preferred stock at $982.50 per share, or 3,000 shares of preferred stock in the aggregate for approximately $2.9 million in aggregate exercise price, for a period of up to 24 months following issuance
Preferred stock, shares outstanding (in shares)											1,096	1,096
Series 2 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of the preferred stock description					Series 2 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to 15 months following issuance
Terms of agreement	the Series B investors have agreed, subject to the conditions set forth therein, to exercise existing warrants to purchase 500 shares of preferred stock and to amend the existing warrants to permit the Company to compel the exercise of up to $400,000 of existing warrants each calendar month commencing June 3, 2019 and ending November 1, 2019, or, if earlier, until the aggregate amount of the forced exercises is $2,000,000. As consideration for the Series B investors entering into the Issuance Agreement, the Company has issued 100 shares of preferred stock and warrants to purchase 2,500 shares of preferred stock (“Series 4 warrants”) to the Series B investors. In addition, the Company extended the termination date for the Series 1 warrants issued in October 2018 by six months, and has agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock
Warrant [Member]
Stock issuance cost												$ 32,000
Preferred stock, shares outstanding (in shares)											7,720	7,720	0
Series 1 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Rights and preferences of the preferred stock description					Series 1 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance
Terms of agreement	the Company issued an additional 100 shares of Series B preferred stock and Series 4 warrants to purchase an additional 2,500 shares of preferred stock, and the holders of the Series B preferred stock and warrants agreed to exercise warrants to purchase up to $2.0 million of Series B preferred stock through November 2019 subject to the conditions set forth in the Issuance Agreement. The Series 4 warrant entitles the holder thereof to purchase 2,500 shares of preferred stock at $982.50 per share for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance. In addition, the Company extended the termination date for the Series 1 warrants by six months, and agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock
Series 1-2 warrants [Member] | Series B [Member]
Rights and preferences of the preferred stock description					Series 3 warrant, which entitles the holder thereof to purchase 1.50 shares of preferred stock at $982.50 per share, or 3,000 shares of preferred stock in the aggregate for approximately $2.9 million in aggregate exercise price, for a period of up to 24 months following issuance
Series 4 warrant [Member] | Securities Purchase Agreement [Member] | Series B [Member]
Proceeds from issuance of shares	$ 2,000,000
Rights and preferences of the preferred stock description	The Series 4 warrant entitles the holder thereof to purchase 2,500 shares of preferred stock at $982.50 per share for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance. In addition, the Company extended the termination date for the Series 1 warrants by six months, and agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of the existing warrants or Series 4 warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.
Series 1-3 warrants [Member] | Series B [Member]
Purchase of warrants											7,720	7,720	8,000,000
On June 28, 2018 [Member] | Warrant [Member]
Proceeds from issuance of shares					$ 2,000,000
Beginning balance, Shares					2,000
Stock issued description					An initial closing for the sale of 1,250 shares of preferred stock closed on October 9, 2018, and a subsequent closing for the sale
Warrants to purchase additional shares					8,000
Rights and preferences of the preferred stock description					Each share of preferred stock has an initial stated value of $1,080 and may be converted at any time at the holder’s option into shares of the Company’s common stock at a conversion price equal of the lower of (i) $0.32 per share and (ii) 85% of the lowest volume weighted average price of the Company’s common stock on a trading day during the ten trading days prior to and ending on, and including, the conversion date.
Conversion cap limits description					The conversion cap limits conversions by the holders to the greater of $75,000 and an amount equal to 30% of the aggregate dollar trading volume of the Company’s common stock for the five trading days immediately preceding, and including, the conversion date.
Purchase of warrants											8,000,000	8,000,000	8,000,000
[On September 1, 2018 [Member]]
Proceeds from issuance of shares												$ 1,116,000
5% accrued dividend												$ 25,000
Aspire Capital Fund LLC [Member] | Securities Purchase Agreement [Member] | Stock And Warrant [Member]
Stock issued during period, shares								8,000,000
Aspire Capital Fund LLC [Member] | 30 Million Common Stock Purchase Agreement [Member] | Common Class A [Member]
Stock issued during period, shares						300,000			160,000
Aspire Capital Fund LLC [Member] | On June 28, 2018 [Member] | [Securities Purchase Agreement [Member]] | Common Class A [Member]
Rights and preferences of the preferred stock description					Series 2 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to 15 months following issuance
Ms. Jane Harness [Member] | On September 1, 2018 [Member]
Rights and preferences of the preferred stock description					Series 1 warrant, which entitles the holder thereof to purchase 1.25 shares of preferred stock at $982.50 per share, or 2,500 shares of preferred stock in the aggregate for approximately $2.5 million in aggregate exercise price, for a period of up to nine months following issuance (later extended to 15 months following issuance)
Warrants exercised description					Subject to the satisfaction of certain circumstances, the Company had the option to compel the holders to exercise up to $250,000 of the Series 1 warrants 30 days after the initial closing of the sale of the preferred stock. On November 2, 2018, the Company notified the holders of the warrants of the Company’s election to compel the exercise of $245,625 of warrants, which exercise closed on or about November 12, 2018. In addition, subject to the satisfaction of certain circumstances, the Company may call for cancellation any or all of the warrants following 90 days after their issuance, for a payment in cash equal to 8% of the aggregate exercise price of the warrants being called. The warrants subject to any such call notice will be cancelled 30 days following the Company’s payment of the call fee, provided that the warrant holders have not exercised the warrants prior to cancellation.
Ms. Anne Ponugoti [Member] | [On September 1, 2018 [Member]]
Conversion of preferred stock to common stock description							In addition, there were 375 preferred stock shares converted to 4,557,103 common stock.
Proceeds from warrant exercises							$ 540,000